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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06471

Invesco Trust for Investment Grade Municipals

(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Address of principal executive offices)        (Zip code)

Philip A. Taylor    1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(713) 626-1919

Date of fiscal year end:	2/28

Date of reporting period:	11/30/14

Item 1. Schedule of Investments.

Invesco Trust for Investment Grade Municipals Quarterly Schedule of Portfolio Holdings November 30, 2014

invesco.com/us	VK-CE-IGMUNI-QTR-1 11/14	Invesco Advisers, Inc.

Schedule of Investments

November 30, 2014

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–165.73%(a)

Alabama–1.97%

Alabaster (City of) Board of Education; Series 2014 A, Limited Special Tax GO Wts. (INS-AGM) (b)	5.00%	09/01/39	$1,275	$1,441,451
Series 2014 A, Limited Special Tax GO Wts. (INS-AGM) (b)	5.00%	09/01/44	1,275	1,425,731
Bessemer Governmental Utility Services Corp.; Series 2008 A, Ref. Water Supply RB (INS-AGC) (b)(c)	5.00%	06/01/39	3,225	3,476,260
Birmingham (City of) Airport Authority; Series 2010, RB (INS-AGM) (b)	5.25%	07/01/30	2,500	2,789,300
Huntsville (City of) Special Care Facilities Financing Authority (Redstone Village); Series 2007, Retirement Facility RB	5.50%	01/01/43	2,525	2,529,292
Selma (City of) Industrial Development Board; Series 2009 A, Gulf Opportunity Zone RB	6.25%	11/01/33	3,395	3,941,120
				15,603,154

Alaska–0.75%

Alaska (State of) Industrial Development & Export Authority (Providence Health Services); Series 2011 A, RB (c)	5.50%	10/01/41	4,755	5,376,764
Matanuska-Susitna (Borough of) (Public Safety Building Lease); Series 2000, COP (INS-AGM) (b)	5.75%	03/01/16	585	587,703
				5,964,467

Arizona–3.77%

Arizona (State of) Transportation Board; Series 2008 B, Highway RB (d)(e)	5.00%	07/01/18	2,560	2,893,133
Series 2008 B, Highway RB (c)(d)(e)	5.00%	07/01/18	3,835	4,328,296
Glendale (City of) Industrial Development Authority (John C. Lincoln Health Network); Series 2005 B, Ref. Hospital RB (d)(e)	5.00%	12/01/15	2,065	2,109,336
Glendale (City of) Industrial Development Authority (Midwestern University); Series 2010, RB	5.00%	05/15/35	750	824,115
Series 2010, RB	5.13%	05/15/40	1,500	1,662,630
Goodyear (City of) McDowell Road Commercial Corridor Improvement District; Series 2007, Special Assessment Improvement RB (INS-AMBAC) (b)	5.25%	01/01/32	1,775	1,841,243
Navajo County Pollution Control Corp.; Series 2009 E, PCR (e)	5.75%	06/01/16	1,035	1,110,948
Phoenix (City of) Industrial Development Authority (Career Success Schools); Series 2009, Education RB	7.00%	01/01/39	970	897,997
Series 2009, Education RB	7.13%	01/01/45	925	859,898
Phoenix (City of) Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, Education Facility RB (f)	6.50%	07/01/34	510	572,659
Phoenix (City of) Industrial Development Authority (Rowan University); Series 2012, Lease RB	5.00%	06/01/42	3,175	3,390,836
Pima (County of) Industrial Development Authority (Global Water Resources, LLC); Series 2007, Water & Wastewater RB (g)	6.55%	12/01/37	3,360	3,430,493
Salt River Project Agricultural Improvement & Power District; Series 2009 A, Electric System RB (c)	5.00%	01/01/28	3,145	3,570,173
University Medical Center Corp.; Series 2005, Hospital RB	5.00%	07/01/35	1,205	1,220,737
Yuma (City of) Industrial Development Authority (Regional Medical Center); Series 2014 A, Hospital RB	5.00%	08/01/29	1,000	1,146,920
				29,859,414

California–16.57%

Anaheim (City of) Public Financing Authority (Anaheim Public Improvements); Series 1997 C, Sub. Lease RB (INS-AGM) (b)	6.00%	09/01/16	1,300	1,383,746
Bay Area Toll Authority (San Francisco Bay Area); Series 2008 F-1, Toll Bridge RB (c)(d)(e)	5.00%	04/01/18	6,000	6,852,840
Beverly Hills Unified School District (Election of 2008); Series 2009, Unlimited Tax CAB GO Bonds (h)	0.00%	08/01/28	1,250	825,187
California (State of) Department of Water Resources (Central Valley); Series 2008 AE, Water System RB (c)	5.00%	12/01/24	1,500	1,712,010
Series 2008 AE, Water System RB (c)	5.00%	12/01/25	1,500	1,709,220
Series 2008 AE, Water System RB (c)	5.00%	12/01/26	1,500	1,707,555
Series 2008 AE, Water System RB (c)	5.00%	12/01/27	875	994,770
Series 2008 AE, Water System RB (c)	5.00%	12/01/28	1,175	1,331,569

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

California (State of) Health Facilities Financing Authority (Catholic Healthcare West); Series 2009 A, RB	6.00%	07/01/34	$1,500	$1,760,145
California (State of) Health Facilities Financing Authority (Sutter Health); Series 2011 B, RB	5.50%	08/15/26	1,000	1,187,770
California (State of) Housing Finance Agency; Series 2008 K, Home Mortgage RB (g)	5.30%	08/01/23	2,525	2,600,624
Series 2008 K, Home Mortgage RB (g)	5.45%	08/01/28	5,500	5,631,615
California (State of) Pollution Control Finance Authority; Series 2012, Water Furnishing RB (f)(g)	5.00%	07/01/27	1,415	1,545,520
Series 2012, Water Furnishing RB (f)(g)	5.00%	07/01/30	1,650	1,785,118
Series 2012, Water Furnishing RB (f)(g)	5.00%	07/01/37	3,610	3,878,476
California (State of) Pollution Control Financing Authority (Waste Management Inc.); Series 2002 B, Solid Waste Disposal RB (g)	5.00%	07/01/27	1,500	1,544,835
California (State of) Statewide Communities Development Authority (Adventist Health System/West); Series 2005 A, Health Facility RB	5.00%	03/01/30	2,700	2,715,660
California (State of) Statewide Communities Development Authority (Kaiser Permanente); Series 2009 A, RB	5.00%	04/01/19	2,000	2,329,800
California (State of); Series 2009, Various Purpose Unlimited Tax GO Bonds	5.75%	04/01/31	1,800	2,121,588
Series 2009 A, Ref. Economic Recovery Unlimited Tax GO Bonds (d)(e)	5.25%	07/01/19	1,845	2,201,989
Series 2009 A, Ref. Economic Recovery Unlimited Tax GO Bonds	5.25%	07/01/21	1,055	1,241,186
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.00%	04/01/42	2,790	3,124,884
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.25%	04/01/35	3,800	4,428,900
Series 2013, Ref. Various Purpose Unlimited Tax GO Bonds	5.25%	09/01/30	2,500	2,980,200
Series 2013, Various Purpose Unlimited Tax GO Bonds	5.00%	04/01/37	1,850	2,098,899
Daly City (City of) Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. Third Tier Mobile Home Park RB	6.50%	12/15/47	565	578,018
East Bay Municipal Utility District; Series 2010 A, Ref. Sub. Water System RB (c)	5.00%	06/01/36	5,580	6,422,580
Florin Resource Conservation District (Elk Grove Water Service); Series 2003 A, Capital Improvement COP (INS-NATL) (b)	5.00%	09/01/33	1,550	1,554,619
Foothill-Eastern Transportation Corridor Agency; Series 1995 A, Sr. Lien Toll Road CAB RB (d)(h)	0.00%	01/01/23	10,750	9,195,227
Golden State Tobacco Securitization Corp.; Series 2005 A, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/45	4,000	4,087,640
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	4.50%	06/01/27	5,045	4,765,810
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/33	5,680	4,706,391
Series 2013 A, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/30	1,400	1,599,276
Los Angeles (City of) Department of Airports (Los Angeles International Airport); Series 2010 A, Sr. RB (c)	5.00%	05/15/35	1,000	1,132,100
Series 2010 B, Sub. RB	5.00%	05/15/40	2,000	2,264,200
Los Angeles Unified School District (Election of 2002); Series 2009 D, Unlimited Tax GO Bonds	5.00%	07/01/22	1,800	2,094,876
M-S-R Energy Authority; Series 2009 B, Gas RB	6.13%	11/01/29	1,000	1,272,180
Morongo Band of Mission Indians (The) (Enterprise Casino); Series 2008 B, RB (f)	5.50%	03/01/18	145	157,599
Palomar Pomerado Health; Series 2009, COP	6.75%	11/01/39	1,700	1,838,839
Sacramento (County of); Series 2010, Sr. Airport System RB	5.00%	07/01/40	3,415	3,822,478
San Diego Community College District (Election of 2006); Series 2011, Unlimited Tax GO Bonds (c)	5.00%	08/01/36	6,210	7,153,858
San Francisco (City & County of) Airport Commission (San Francisco International Airport); Series 2011 F, Ref. Second Series RB (g)	5.00%	05/01/25	1,165	1,333,541
Series 2011 F, Ref. Second Series RB (g)	5.00%	05/01/26	2,335	2,650,575
San Francisco (City & County of) Public Utilities Commission (Water System Improvement Program); Subseries 2011 A, Water RB (c)	5.00%	11/01/36	5,070	5,830,247
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, Special Tax RB	5.50%	09/01/32	710	801,036
Southern California Metropolitan Water District; Series 2009 A, RB	5.00%	01/01/34	2,500	2,812,600
Southern California Public Power Authority (Milford Wind Corridor Phase II); Series 2011-1, RB (c)	5.25%	07/01/29	1,440	1,703,736
Vernon (City of); Series 2009 A, Electric System RB	5.13%	08/01/21	3,250	3,651,830
				131,123,362

Colorado–3.08%

Colorado (State of) Board of Governors; Series 2012 A, University Enterprise System RB (c)	5.00%	03/01/38	3,000	3,368,850

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Colorado–(continued)

Series 2012 A, University Enterprise System RB (c)	5.00%	03/01/41	$2,650	$2,957,559
Colorado (State of) Health Facilities Authority (Catholic Health); Series 2006 C5, RB (INS-AGM) (b)(c)	5.00%	09/01/36	7,300	7,753,330
Colorado (State of) Health Facilities Authority (Volunteers of America Care); Series 2007 A, Health & Residential Care Facilities RB	5.25%	07/01/27	670	648,392
Series 2007 A, Health & Residential Care Facilities RB	5.30%	07/01/37	505	470,276
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3); Series 2010, Private Activity RB	6.00%	01/15/34	1,700	1,915,407
Series 2010, Private Activity RB	6.50%	01/15/30	2,100	2,442,636
Denver (City & County of); Series 2012 B, Airport System RB	5.00%	11/15/37	1,750	1,962,695
Montezuma (County of) Hospital District; Series 2007, Ref. RB	5.90%	10/01/37	880	896,236
Salida (City of) Hospital District; Series 2006, RB	5.25%	10/01/36	1,922	1,935,589
				24,350,970

Connecticut–0.72%

Connecticut (State of) (Bradley International Airport); Series 2000 A, Special Obligation Parking RB (INS-ACA) (b)(g)	6.60%	07/01/24	3,580	3,592,530
Connecticut (State of) Development Authority (Aquarion Water Co.); Series 2011, Water Facilities RB (g)	5.50%	04/01/21	1,800	2,073,816
				5,666,346

District of Columbia–4.99%
District of Columbia, Series 2014 C, Unlimited Tax GO Bonds (c)	5.00%	06/01/34	3,525	4,115,579
Series 2014 C, Unlimited Tax GO Bonds (c)	5.00%	06/01/35	7,050	8,193,087
District of Columbia (Friendship Public Charter School, Inc.); Series 2003, RB (INS-ACA) (b)	5.75%	06/01/18	2,000	2,004,940
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, Student Dormitory RB	5.00%	10/01/45	2,245	2,311,834
District of Columbia (Sibley Memorial Hospital); Series 2009, Hospital RB	6.38%	10/01/34	3,650	4,302,912
Series 2009, Hospital RB	6.50%	10/01/29	1,100	1,310,771
District of Columbia Water & Sewer Authority; Series 2007 A, Public Utility Sub. Lien RB (d)(e)	5.50%	10/01/17	6,000	6,827,040
Series 2008 A, Ref. Public Utility Sub. Lien RB (INS-AGC) (b)(c)	5.00%	10/01/34	3,500	3,865,156
Series 2013 A, Sub. Lien Public Utility RB (c)	5.00%	10/01/44	3,080	3,479,815
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement); Series 2014 A, Ref. Sr. Lien Dulles Toll Road RB	5.00%	10/01/53	2,940	3,108,403
				39,519,537

Florida–14.97%
Alachua (County of) (North Florida Retirement Village, Inc.); Series 2007, IDR	5.25%	11/15/17	1,000	1,063,780
Series 2007, IDR	5.88%	11/15/36	1,000	1,021,940
Alachua (County of) Health Facilities Authority (Shands Teaching Hospital and Clinics); Series 2014, RB	5.00%	12/01/44	875	950,346
Alachua (County of) Health Facilities Authority (Terraces at Bonita Springs); Series 2011 A, RB	8.13%	11/15/41	1,000	1,159,860
Brevard (County of) Health Facilities Authority (Health First, Inc.) Series 2005, Health Care Facilities RB (d)(e)	5.00%	04/01/16	4,960	5,050,570
Broward (County of); Series 2013 C, Airport System RB	5.25%	10/01/38	2,380	2,689,448
Citizens Property Insurance Corp. (High Risk Account); Series 2010 A-1, Sr. Sec. RB	5.25%	06/01/17	3,410	3,791,477
Collier (County of) Industrial Development Authority (The Arlington of Naples); Series 2014 A, Continuing Care Community RB (f)	7.75%	05/15/35	1,340	1,490,026
Series 2014 B-2, TEMPS-70SM Continuing Care Community RB (f)	6.50%	05/15/20	1,335	1,344,038
Davie (Town of) (Nova Southeastern University); Series 2013 A, Educational Facilities RB	6.00%	04/01/42	1,450	1,682,319
Escambia (County of) Health Facilities Authority (Florida Health Care Facility Loan Veterans Health Administration Program); Series 2000, RB (INS-AMBAC) (b)	5.95%	07/01/20	345	366,566
Florida (State of) Board of Education; Series 2005 D, Public Education Capital Outlay Unlimited Tax GO Bonds (c)	4.75%	06/01/35	15,000	15,426,300
Florida (State of) Department of Transportation; Series 2008 A, Ref. Turnpike RB (c)	5.00%	07/01/32	8,445	9,265,685

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida–(continued)

Florida (State of) Ports Financing Commission (State Transportation Trust Fund); Series 2011 B, Ref. RB (g)	5.13%	06/01/27	$2,475	$2,809,570
Florida Housing Finance Corp. (Home Ownership Mortgage); Series 1991 B, RB (g)	8.60%	11/01/18	35	35,177
Gramercy Farms Community Development District; Series 2007 B, Special Assessment RB (i)	5.10%	05/01/14	550	6
Series 2011, Ref. Special Assessment Conv. CAB RB (j)	6.75%	05/01/39	2,145	284,406
Hillsborough (County of) Aviation Authority; Series 2008 A, RB (INS-AGC) (b)(c)(g)	5.50%	10/01/38	4,710	5,256,408
Hillsborough (County of) Industrial Development Authority (Tampa General Hospital); Series 2006, Hospital RB	5.25%	10/01/41	10,600	11,141,660
Hillsborough (County of); Series 2000, Capacity Special Assessment RB (INS-AGM) (b)	5.00%	03/01/15	750	753,015
Series 2000, Capacity Special Assessment RB (INS-AGM) (b)	5.00%	09/01/15	750	753,000
Series 2006 A, Solid Waste & Resource Recovery RB (INS-BHAC) (b)(g)	4.50%	09/01/34	3,130	3,203,492
JEA; Series 2012 Three B, Electric System RB (c)	5.00%	10/01/39	4,600	5,109,450
Lakeland (City of) (Lakeland Regional Health Systems); Series 2006, Ref. Hospital System RB	5.00%	11/15/25	5,105	5,400,120
Miami Beach (City of) Health Facilities Authority (Mount Sinai Medical Center); Series 2014, Ref. RB	5.00%	11/15/44	955	1,033,644
Miami-Dade (County of) (Miami International Airport); Series 2005, Aviation RB (INS-AGC) (b)(g)	5.00%	10/01/38	3,200	3,263,296
Miami-Dade (County of) Expressway Authority; Series 2010 A, Ref. Toll System RB	5.00%	07/01/40	4,250	4,631,012
Miami-Dade (County of) Health Facilities Authority (Miami Children’s Hospital); Series 2010 A, Ref. Hospital RB	6.13%	08/01/42	970	1,112,105
Miami-Dade (County of); Series 2002 A, Aviation RB (INS-AGM) (b)(g)	5.00%	10/01/33	1,140	1,143,067
Series 2002 A, Aviation RB (INS-AGM) (b)(g)	5.13%	10/01/35	835	837,338
Series 2012 A, Ref. Aviation RB (g)	5.00%	10/01/28	1,000	1,121,340
Series 2012 B, Ref. Sub. Special Obligation RB	5.00%	10/01/32	1,180	1,317,128
Orange (County of) Housing Finance Authority (H.A.N.D.S., Inc.); Series 1995 A, Mortgage RB (f)	7.00%	10/01/25	1,000	1,003,100
Overoaks Community Development District; Series 2004 A, Capital Improvement Special Assessment RB (i)	6.13%	05/01/35	190	2
Series 2010 A-2, Capital Improvement RB	6.13%	05/01/35	190	190,593
Series 2010 B, Capital Improvement RB	5.13%	05/01/17	265	261,293
Palm Beach (County of) Health Facilities Authority (The Waterford); Series 2007, RB	5.88%	11/15/37	1,650	1,791,124
Palm Beach (County of) Solid Waste Authority; Series 2009, Improvement RB (INS-BHAC) (b)(c)	5.50%	10/01/23	4,000	4,716,600
Series 2011, Ref. RB (c)	5.00%	10/01/31	3,860	4,475,361
Putnam (County of) Development Authority (Seminole Electric Cooperative); Series 2007 A, Ref. PCR (INS-AMBAC) (b)(e)	5.35%	05/01/18	4,675	5,312,062
Reunion East Community Development District; Series 2005, Special Assessment RB (i)	5.80%	05/01/36	880	571,974
Seminole Indian Tribe of Florida; Series 2007 A, Special Obligation RB (f)	5.25%	10/01/27	600	638,676
Seven Oaks Community Development District II; Series 2004 A, Special Assessment RB	5.88%	05/01/35	1,265	1,193,527
St. Johns (County of) Industrial Development Authority (Glenmoor); Series 2014 A, Ref. Health Care RB (k)	1.34%	01/01/49	1,875	710,681
Series 2014 B, Ref. Sub. Health Care RB	2.50%	01/01/49	694	7
Sterling Hill Community Development District; Series 2003 A, Capital Improvement Special Assessment RB	6.20%	05/01/35	1,250	976,538
Sumter (County of) Industrial Development Authority (Central Florida Health Alliance); Series 2014 A, Hospital RB	5.25%	07/01/44	1,000	1,093,660
Tallahassee (City of) (Tallahassee Memorial Health Care, Inc.); Series 2000, Health Facilities RB	6.38%	12/01/30	1,000	1,003,700
				118,446,487

Georgia–2.37%

Atlanta (City of) (Beltline); Series 2009 B, Tax Allocation RB	6.75%	01/01/20	790	949,722
Series 2009 B, Tax Allocation RB	6.75%	01/01/20	430	516,938
Series 2009 B, Tax Allocation RB	7.38%	01/01/31	310	365,840
Atlanta (City of) (Eastside); Series 2005 B, Tax Allocation RB	5.60%	01/01/30	1,000	1,023,840
Atlanta (City of); Series 2009 A, Water & Wastewater RB	6.00%	11/01/27	1,850	2,229,065
Series 2009 A, Water & Wastewater RB	6.00%	11/01/28	2,000	2,402,320

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Georgia–(continued)

Series 2009 A, Water & Wastewater RB	6.00%	11/01/29	$1,850	$2,214,413
DeKalb (County of) Hospital Authority (DeKalb Medical Center, Inc.); Series 2010, RAC	6.00%	09/01/30	2,500	2,786,000
Georgia (State of) Municipal Electric Authority; Series 1997 A, Power RB (INS-NATL) (b)	6.50%	01/01/20	2,100	2,355,927
Series 1998 Y, Power RB (d)	6.50%	01/01/17	110	113,849
Series 1998 Y, Power RB (INS-NATL) (b)	6.50%	01/01/17	3,575	3,759,363
				18,717,277

Hawaii–0.92%

Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Health Obligated Group); Series 2010 B, Special Purpose RB	5.75%	07/01/40	1,480	1,657,304
Series 2013 A, Ref. Special Purpose RB	5.50%	07/01/43	2,000	2,285,760
Hawaii (State of); Series 2010 A, Airport System RB	5.00%	07/01/39	3,075	3,337,390
				7,280,454

Idaho–0.75%

Idaho (State of) Health Facilities Authority (St. Luke’s Health System); Series 2008 A, RB	6.50%	11/01/23	1,000	1,158,640
Series 2008 A, RB	6.75%	11/01/37	1,500	1,724,460
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2007, Ref. RB	6.13%	11/15/27	1,040	1,085,802
Regents of the University of Idaho; Series 2011, Ref. General RB (e)	5.25%	04/01/21	1,675	1,967,187
				5,936,089

Illinois–19.11%

Bartlett (Village of) (Quarry Redevelopment); Series 2007, Ref. Sr. Lien Tax Increment Allocation RB	5.60%	01/01/23	1,910	1,952,383
Bourbonnais (Village of) (Olivet Nazarene University); Series 2010, Industrial Project RB	5.50%	11/01/40	1,100	1,191,971
Chicago (City of) (Midway Airport); Series 2013 A, Ref. Second Lien RB (g)	5.50%	01/01/32	2,770	3,145,889
Series 2014 A, Ref. Second Lien RB (g)	5.00%	01/01/41	1,275	1,373,851
Chicago (City of) (O’Hare International Airport); Series 2005 A, Third Lien General Airport RB (INS-AGC) (b)(c)	5.25%	01/01/24	4,400	4,616,568
Series 2005 A, Third Lien General Airport RB (INS-AGC) (b)(c)	5.25%	01/01/25	11,500	12,059,590
Series 2008 A, Third Lien General Airport RB (INS-AGM) (b)(c)	5.00%	01/01/33	5,700	5,981,922
Chicago (City of) Board of Education; Series 2008 C, Ref. Unlimited Tax GO Bonds (INS-AGM) (b)(c)	5.00%	12/01/27	5,775	6,218,347
Series 2008 C, Ref. Unlimited Tax GO Bonds (INS-AGM) (b)	5.00%	12/01/27	5,900	6,352,943
Series 2011 A, Unlimited Tax GO Bonds (c)	5.00%	12/01/41	1,860	1,874,750
Series 2013 A3, Ref. Floating Rate Unlimited Tax GO Bonds (e)(k)	0.87%	06/02/18	1,000	970,870
Chicago (City of) Transit Authority; Series 2011, Sales Tax Receipts RB (c)	5.25%	12/01/36	5,760	6,517,267
Series 2014, Sales Tax Receipts RB	5.00%	12/01/44	3,835	4,315,449
Chicago (City of); Series 1993 B, Unlimited Tax GO Bonds (d)	5.13%	01/01/15	355	356,622
Series 2008 A, Unlimited Tax GO Bonds (INS-AGC) (b)(c)	5.25%	01/01/25	3,500	3,785,110
Series 2011, COP	7.13%	05/01/21	525	565,399
Series 2011, COP	7.13%	05/01/21	1,010	1,087,720
Series 2011 A, Sales Tax RB	5.25%	01/01/38	2,910	3,170,998
Series 2012, Second Lien Wastewater Transmission RB	5.00%	01/01/42	2,745	2,988,042
Series 2012 A, Unlimited Tax GO Bonds	5.00%	01/01/33	2,025	2,149,537
Series 2014, Ref. Motor Fuel Tax RB (INS-AGM) (b)	5.00%	01/01/32	1,200	1,320,936
Series 2014, Second Lien Waterworks RB	5.00%	11/01/44	895	982,701
Illinois (State of) Finance Authority (Adventist Health System); Series 1997 A, RB (d)	5.50%	11/15/15	2,500	2,617,250
Illinois (State of) Finance Authority (Art Institute of Chicago); Series 2012 A, RB	5.00%	03/01/34	1,000	1,109,900
Illinois (State of) Finance Authority (Centegra Health System); Series 2014 A, RB	5.00%	09/01/42	1,470	1,546,425
Illinois (State of) Finance Authority (Evangelical Hospitals); Series 1992 C, RB (INS-AGM) (b)	6.75%	04/15/17	800	865,152
Illinois (State of) Finance Authority (Kish Health System Obligated Group); Series 2008, Ref. Hospital RB	5.50%	10/01/22	1,860	2,088,148

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)
Illinois (State of) Finance Authority (Northwestern Memorial Hospital); Series 2009 A, RB (c)	5.38%	08/15/24	$3,500	$4,004,455
Series 2009 A, RB (c)	5.75%	08/15/30	2,000	2,318,620
Illinois (State of) Finance Authority (OSF Healthcare System); Series 2007 A, RB	5.75%	11/15/37	4,500	4,860,990
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2010 D-2, TEMPS-65SM RB	7.00%	11/15/15	2,440	1,671,376
Illinois (State of) Finance Authority (Riverside Health System); Series 2009, RB	6.25%	11/15/35	1,900	2,210,878
Illinois (State of) Finance Authority (Roosevelt University); Series 2007, RB	5.50%	04/01/37	1,000	1,033,950
Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group); Series 2009 A, RB	7.25%	11/01/38	2,885	3,436,497
Illinois (State of) Finance Authority (Sherman Health System); Series 2007 A, RB (d)(e)	5.50%	08/01/17	4,500	4,892,760
Illinois (State of) Finance Authority (South Suburban Hospital); Series 1992, RB (d)	7.00%	02/15/18	1,180	1,310,956
Illinois (State of) Finance Authority (Swedish American Hospital); Series 2004, RB (INS-AMBAC) (b)	5.00%	11/15/31	2,535	2,539,309
Illinois (State of) Finance Authority (Swedish Covenant Hospital); Series 2010 A, Ref. RB	6.00%	08/15/38	2,455	2,767,472
Illinois (State of) Finance Authority (The University of Chicago Medical Center); Series 2011 C, RB (c)	5.50%	08/15/41	3,565	4,026,774
Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB (c)	5.25%	10/01/52	3,720	4,177,486
Illinois (State of) Finance Authority (Waste Management Inc.); Series 2005 A, Solid Waste Disposal RB (g)	5.05%	08/01/29	1,330	1,373,438
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2010 A, RB	5.50%	06/15/50	3,375	3,676,185
Illinois (State of) Sports Facilities Authority; Series 2014, Ref. RB (INS-AGM) (b)	5.25%	06/15/31	1,235	1,392,537
Series 2014, Ref. RB (INS-AGM) (b)	5.25%	06/15/32	1,125	1,265,602
Illinois (State of) Toll Highway Authority; Series 2013 A, RB (c)	5.00%	01/01/38	3,875	4,332,056
Illinois (State of); Series 2013, Unlimited Tax GO Bonds	5.50%	07/01/38	2,525	2,841,963
Series 2014, Unlimited Tax GO Bonds	5.00%	04/01/30	1,150	1,243,978
Series 2014, Unlimited Tax GO Bonds	5.00%	05/01/33	1,300	1,390,142
Series 2014, Unlimited Tax GO Bonds	5.00%	05/01/36	1,150	1,217,747
Series 2014, Unlimited Tax GO Bonds	5.25%	02/01/34	1,300	1,408,628
Peoria (County of); Series 2011, Unlimited Tax GO Bonds (c)	5.00%	12/15/41	1,800	1,975,374
Railsplitter Tobacco Settlement Authority; Series 2010, RB	5.50%	06/01/23	5,475	6,441,283
United City of Yorkville (City of) Special Service Area No. 2006-113 (Cannonball/Beecher Road); Series 2007, Special Tax RB	5.75%	03/01/28	1,410	1,428,090
Will (County of) & Kankakee (City of) Regional Development Authority (Senior Estates Supportive Living); Series 2007, MFH RB (g)	7.00%	12/01/42	730	758,302
				151,202,588

Indiana–4.92%

Indiana (State of) Finance Authority (Ascension Health Senior Credit); Series 2006 B-6, RB (c)	5.00%	11/15/36	5,600	5,877,088
Indiana (State of) Finance Authority (CWA Authority); Series 2011 B, Second Lien Wastewater Utility RB	5.25%	10/01/31	3,505	4,072,144
Indiana (State of) Finance Authority (Deaconess Hospital Obligated Group); Series 2009 A, Hospital RB	6.75%	03/01/39	2,200	2,539,262
Indiana (State of) Finance Authority (I-69 Section 5); Series 2014, Tax-Exempt RB (g)	5.00%	09/01/46	1,535	1,641,913
Series 2014, Tax-Exempt RB (g)	5.25%	09/01/34	895	992,233
Series 2014, Tax-Exempt RB (g)	5.25%	09/01/40	1,280	1,405,427
Indiana (State of) Finance Authority (Indianapolis Power & Light Co.); Series 2009 A, Ref. Environmental Facilities RB	4.90%	01/01/16	2,500	2,620,300
Indiana (State of) Finance Authority (Ohio River Bridges East End Crossing); Series 2013, Private Activity RB (g)	5.00%	07/01/40	3,960	4,203,975
Series 2013 A, Private Activity RB (g)	5.00%	07/01/35	500	533,040
Series 2013 A, Private Activity RB (g)	5.00%	07/01/48	590	624,161
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/32	1,525	1,616,973
Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/39	3,680	3,861,130
Indiana (State of) Municipal Power Agency; Series 2013 A, Power Supply System RB	5.25%	01/01/34	1,500	1,721,460
Indianapolis Local Public Improvement Bond Bank; Series 2013 F, RB (c)	5.00%	02/01/30	3,300	3,794,571

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Indiana–(continued)

North Adams Community Schools Renovation Building Corp.; Series 2000, First Mortgage CAB RB (INS-AGM) (b)(h)	0.00%	01/15/19	$1,280	$1,201,523
Valparaiso (City of) (Pratt Paper, LLC); Series 2013, Exempt Facilities RB (g)	6.75%	01/01/34	1,500	1,715,160
Vigo (County of) Hospital Authority (Union Hospital, Inc.); Series 2007, RB (f)	5.75%	09/01/42	500	523,600
				38,943,960

Iowa–0.26%

Iowa (State of) Finance Authority (Alcoa Inc.); Series 2012, Midwestern Disaster Area RB	4.75%	08/01/42	2,000	2,072,760

Kansas–0.89%

Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 C, Hospital RB (c)	5.75%	11/15/38	3,800	4,354,990
Kansas (State of) Municipal Energy Agency (Jameson Energy Center); Series 2013, Power Project RB	5.75%	07/01/38	1,400	1,611,204
Wyandotte (County of) & Kansas City (City of) Unified Government; Series 2014 A, Ref. & Improvement Utility System RB	5.00%	09/01/44	1,000	1,114,720
				7,080,914

Kentucky–2.79%

Kentucky (State of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Subseries 2008 A-1, RB (INS-AGC) (b)	5.75%	12/01/28	2,300	2,479,308
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.); Series 2010 A, Hospital RB	6.00%	06/01/30	1,000	1,151,820
Series 2010 A, Hospital RB	6.38%	06/01/40	1,850	2,136,399
Series 2010 A, Hospital RB	6.50%	03/01/45	3,400	3,945,768
Kentucky (State of) Property & Building Commission (No. 93); Series 2009, Ref. RB (INS-AGC) (b)	5.25%	02/01/24	2,470	2,849,960
Series 2009, Ref. RB (INS-AGC) (b)	5.25%	02/01/25	2,780	3,200,336
Kentucky (State of) Public Transportation Infrastructure Authority (Downtown Crossing); Series 2013 A, First Tier Toll RB	5.75%	07/01/49	1,000	1,140,680
Louisville (City of) & Jefferson (County of) Metropolitan Government (Norton Healthcare, Inc.); Series 2006, Health System RB	5.25%	10/01/36	3,915	4,061,538
Series 2013 A, Health System RB	5.50%	10/01/33	1,000	1,141,110
				22,106,919

Louisiana–2.17%

Lakeshore Villages Master Community Development District; Series 2007, Special Assessment RB (i)	5.25%	07/01/17	1,482	518,700
Louisiana (State of) Public Facilities Authority (Entergy Louisiana LLC); Series 2010, RB	5.00%	06/01/30	1,700	1,760,945
Louisiana Citizens Property Insurance Corp.; Series 2009 C-2, Assessment RB (INS-AGC) (b)	6.75%	06/01/26	3,100	3,646,251
New Orleans (City of); Series 2014, Ref. Water RB	5.00%	12/01/44	760	833,013
St. Charles (Parish of) (Valero Energy Corp.); Series 2010, Gulf Opportunity Zone RB (e)	4.00%	06/01/22	1,000	1,083,290
St. John the Baptist (Parish of) (Marathon Oil Corp.); Series 2007 A, RB	5.13%	06/01/37	3,750	3,962,025
Tobacco Settlement Financing Corp.; Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/31	885	975,500
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/32	1,680	1,869,302
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/33	1,415	1,567,580
Series 2013 A, Ref. Asset-Backed RB	5.50%	05/15/30	885	982,819
				17,199,425

Maryland–0.75%

Maryland (State of) Health & Higher Educational Facilities Authority (Maryland Institute College of Art); Series 2006, RB	5.00%	06/01/40	960	985,459
Maryland (State of) Health & Higher Educational Facilities Authority (Mercy Medical Center); Series 2007 A, RB	5.50%	07/01/42	1,915	2,032,485
Maryland Economic Development Corp. (Terminal); Series 2010 B, RB	5.75%	06/01/35	1,565	1,689,558
Maryland Economic Development Corp. (Transportation Facilities); Series 2010 A, RB	5.38%	06/01/25	1,110	1,217,526
				5,925,028

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Massachusetts–3.96%

Massachusetts (State of) Department of Transportation (Contract Assistance); Series 2010 B, Metropolitan Highway Systems RB	5.00%	01/01/35	$1,455	$1,642,331
Massachusetts (State of) Department of Transportation; Series 2010 B, Sr. Metropolitan Highway System RB	5.00%	01/01/32	6,000	6,635,700
Massachusetts (State of) Development Finance Agency (Berklee College of Music); Series 2007 A, RB	5.00%	10/01/32	2,700	2,948,265
Massachusetts (State of) Development Finance Agency (Harvard University); Series 2008 B, RB (c)	5.00%	10/01/38	7,000	7,761,110
Massachusetts (State of) Development Finance Agency (Linden Ponds, Inc. Facility); Series 2011 A-1, RB	6.25%	11/15/39	247	191,935
Series 2011 A-1, RB	6.25%	11/15/46	532	412,572
Series 2011 A-2, RB	5.50%	11/15/46	41	31,555
Series 2011 B, CAB RB (h)	0.00%	11/15/56	206	206
Massachusetts (State of) Development Finance Agency (Massachusetts Institute of Technology); Series 2008 A, RB (d)(e)	5.00%	07/01/17	750	835,455
Massachusetts (State of) Development Finance Agency (Tufts Medical Center); Series 2011 I, RB	7.25%	01/01/32	1,225	1,500,613
Massachusetts (State of) School Building Authority; Series 2007 A, Dedicated Sales Tax RB (INS-AMBAC) (b)(c)	4.50%	08/15/35	5,740	5,922,417
Massachusetts (State of) Water Resources Authority; Series 2011 C, Ref. General RB (c)	5.00%	08/01/31	3,000	3,441,450
				31,323,609

Michigan–2.17%

Grand Rapids (City of) Downtown Development Authority; Series 1994, Tax Increment Allocation CAB RB (INS-NATL) (b)(h)	0.00%	06/01/15	3,500	3,458,315
Series 1994, Tax Increment Allocation CAB RB (INS-NATL) (b)(h)	0.00%	06/01/16	2,765	2,650,584
Kent (County of) Hospital Finance Authority (Spectrum Health System); Series 2008 A, RB (e)	5.50%	01/15/15	600	604,122
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department); Series 2014-C-1, Sewer Disposal Ref. Senior Lien RB	5.00%	07/01/44	1,275	1,340,242
Series 2014-C-1, Sewer Disposal Ref. Senior Lien RB (INS-AGM) (b)	5.00%	07/01/30	2,785	3,107,169
Series 2014-D-1, Water Supply Ref. Senior Lien RB (INS-AGM) (b)	5.00%	07/01/35	1,250	1,374,338
Series 2014-D-4, Water Supply Ref. RB	5.00%	07/01/29	640	706,374
Series 2014-D-6, Water Supply Ref. RB	5.00%	07/01/33	640	696,128
Saginaw (City of) Hospital Finance Authority (Covenant Medical Center, Inc.); Series 2010 H, Ref. RB	5.00%	07/01/30	3,000	3,203,070
				17,140,342

Minnesota–0.98%

Minneapolis (City of) (Fairview Health Services); Series 2008 A, Health Care System RB	6.38%	11/15/23	2,750	3,207,600
Series 2008 A, Health Care System RB	6.63%	11/15/28	1,850	2,179,725
Minnesota (State of) Agricultural & Economic Development Board; Series 1997 A, Health Care System RB (INS-NATL) (b)	5.75%	11/15/26	50	50,110
St. Paul (City of) Housing & Redevelopment Authority (Health Partners Obligated Group); Series 2006, Health Care Facilities RB	5.25%	05/15/36	2,200	2,300,760
				7,738,195

Missouri–1.84%

Cass (County of); Series 2007, Hospital RB	5.63%	05/01/38	1,700	1,730,736
Joplin (City of) Industrial Development Authority (Christian Homes, Inc. Obligated Group); Series 2007 F, Ref. RB	5.75%	05/15/26	2,500	2,593,900
Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/28	2,290	2,633,981
Maryland Heights (City of) (South Heights Redevelopment); Series 2007 A, Ref. Tax Increment Allocation RB	5.50%	09/01/18	595	616,753
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2010, Senior Living Facilities RB	5.38%	02/01/35	1,200	1,296,156
St. Louis (City of) Industrial Development Authority (Loughborough Commons Redevelopment); Series 2007, Ref. Community Improvement District Tax Increment Allocation RB	5.75%	11/01/27	900	911,889
St. Louis (County of) Industrial Development Authority (Friendship Village of West County); Series 2007 A, Senior Living Facilities RB	5.38%	09/01/21	1,250	1,304,238

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Missouri–(continued)

St. Louis (County of) Industrial Development Authority (St. Andrew’s Resources for Seniors); Series 2007 A, Senior Living Facilities RB	6.38%	12/01/30	$975	$1,022,122
Series 2007 A, Senior Living Facilities RB	6.38%	12/01/41	2,335	2,425,294
				14,535,069

Nebraska–1.00%

Central Plains Energy Project (No. 3); Series 2012, Gas RB	5.00%	09/01/32	1,500	1,646,295
Series 2012, Gas RB	5.00%	09/01/42	2,750	2,967,855
Series 2012, Gas RB	5.25%	09/01/37	1,500	1,658,670
Douglas (County of) Hospital Authority No. 2 (Madonna Rehabilitation Hospital); Series 2014, RB	5.00%	05/15/36	1,500	1,644,435
				7,917,255

Nevada–1.66%

Clark (County of) (Southwest Gas Corp.); Series 2003 D, IDR (INS-NATL) (b)(g)	5.25%	03/01/38	1,000	1,008,580
Nevada (State of); Series 2008 C, Capital Improvement & Cultural Affairs Limited Tax GO Bonds (c)	5.00%	06/01/22	4,300	4,842,617
Series 2008 C, Capital Improvement & Cultural Affairs Limited Tax GO Bonds (c)	5.00%	06/01/23	3,300	3,711,576
Reno (City of) (Renown Regional Medical Center); Series 2007 A, Hospital RB	5.25%	06/01/37	3,460	3,596,601
				13,159,374

New Hampshire–0.08%
New Hampshire (State of) Business Finance Authority (Pennichuck Water Works, Inc.); Series 1997, Water Facility RB (INS-AMBAC) (b)(g)	6.30%	05/01/22	650	653,055

New Jersey–6.06%

New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC-Montclair State University Student Housing); Series 2010 A, RB	5.88%	06/01/42	2,475	2,737,127
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement); Series 2013, Private Activity RB (g)	5.13%	01/01/34	1,250	1,365,225
Series 2013, Private Activity RB (g)	5.38%	01/01/43	1,000	1,091,950
New Jersey (State of) Economic Development Authority; Series 1992, RB (INS-NATL) (b)	5.90%	03/15/21	25,000	28,507,250
New Jersey (State of) Transportation Trust Fund Authority; Series 1999 A, Transportation System RB	5.75%	06/15/17	2,095	2,333,076
New Jersey (State of) Turnpike Authority; Series 2013 A, RB	5.00%	01/01/38	900	998,469
Tobacco Settlement Financing Corp.; Series 2007 1A, Asset-Backed RB	4.50%	06/01/23	2,545	2,545,051
Series 2007 1A, Asset-Backed RB	4.63%	06/01/26	5,215	4,808,699
Series 2007 1A, Asset-Backed RB	5.00%	06/01/29	4,120	3,552,017
				47,938,864

New Mexico–0.90%

Farmington (City of) (Public Service Co. of New Mexico San Juan); Series 2010 C, Ref. PCR	5.90%	06/01/40	3,125	3,489,500
Jicarilla Apache Nation; Series 2003 A, RB (f)	5.50%	09/01/23	1,250	1,244,400
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Health Care Services); Series 2008 A, Hospital RB (c)	6.38%	08/01/32	2,050	2,369,739
				7,103,639

New York–18.28%

Brooklyn Arena Local Development Corp. (Barclays Center); Series 2009, PILOT RB	6.25%	07/15/40	2,070	2,434,982
Series 2009, PILOT RB	6.38%	07/15/43	860	1,014,955
Metropolitan Transportation Authority; Series 2009 B, Dedicated Tax Fund RB	5.25%	11/15/28	4,000	4,655,080
Series 2010 D, RB	5.25%	11/15/26	7,500	8,646,225
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC); Series 1997, Special Obligation RB (INS-NATL) (b)(g)	5.75%	12/01/22	3,000	3,017,370

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)

Series 1997 6, Special Obligation RB (INS-NATL) (b)(g)	5.75%	12/01/25	$3,000	$3,008,730
Series 2010 8, Special Obligation RB	6.00%	12/01/36	3,000	3,498,630
New York & New Jersey (States of) Port Authority; One Hundred Forty-Fourth Series 2006, Consolidated RB (c)	5.00%	10/01/35	12,100	12,929,092
New York (City of) Municipal Water Finance Authority; Series 2008 AA, Water & Sewer System RB (c)	5.00%	06/15/22	8,450	9,633,254
Series 2012 FF, Water & Sewer System RB (c)	5.00%	06/15/45	9,285	10,289,265
New York (City of) Transit Authority (Livingston Plaza); Series 1993, Ref. Transit Facilities RB (d)	5.40%	01/01/18	9,775	10,419,564
New York (City of) Transitional Finance Authority; Series 2009 S-3, Building Aid RB (c)	5.25%	01/15/39	5,300	5,950,469
Series 2013, Sub. Future Tax Sec. RB (c)	5.00%	11/01/38	10,155	11,627,780
Subseries 2013 I, Future Tax Sec. RB	5.00%	05/01/38	7,000	7,965,440
New York (City of); Subseries 2008 I-1, Unlimited Tax GO Bonds (c)	5.00%	02/01/26	7,225	8,035,067
New York (State of) Dormitory Authority (General Purpose); Series 2011 A, State Personal Income Tax RB (c)	5.00%	03/15/30	3,390	3,932,468
New York (State of) Dormitory Authority (School Districts Financing Program); Series 2009 C, RB (INS-AGC) (b)	5.00%	10/01/24	3,000	3,419,850
New York (State of) Dormitory Authority; Series 2013 A, General Purpose Personal Income Tax RB	5.00%	02/15/37	2,900	3,282,133
Series 2014 C, Personal Income Tax RB (c)	5.00%	03/15/40	5,655	6,440,875
New York (State of) Thruway Authority (Transportation); Series 2009 A, Personal Income Tax RB (c)	5.00%	03/15/26	2,800	3,213,868
Series 2009 A, Personal Income Tax RB (c)	5.00%	03/15/27	3,100	3,549,841
New York (State of) Thruway Authority; Series 2011 A-1, Second General Highway & Bridge Trust Fund RB (c)	5.00%	04/01/29	5,670	6,561,891
New York (State of) Utility Debt Securitization Authority; Series 2013 TE, Restructuring RB (c)	5.00%	12/15/31	2,910	3,450,445
New York City Housing Development Corp.; Series 2007 E-1, MFH RB (g)	5.35%	11/01/37	2,400	2,483,160
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. Liberty RB (f)	5.00%	11/15/44	5,100	5,204,244
				144,664,678

North Carolina–1.07%

North Carolina (State of) Eastern Municipal Power Agency; Series 2009 B, Power System RB	5.00%	01/01/26	6,510	7,390,087
North Carolina (State of) Medical Care Commission (Southminster); Series 2007 A, First Mortgage Retirement Facilities RB	5.75%	10/01/37	1,050	1,077,247
				8,467,334

North Dakota–0.33%

McLean (County of) (Great River Energy); Series 2010 B, Solid Waste Facilities RB	5.15%	07/01/40	1,000	1,064,650
Ward (County of) (Trinity Obligated Group); Series 2006, Health Care Facilities RB	5.13%	07/01/29	1,500	1,528,275
				2,592,925

Ohio–7.87%

American Municipal Power, Inc. (Amp Fremont Energy Center); Series 2012, RB	5.00%	02/15/37	3,610	3,968,112
Cleveland-Cuyahoga (County of) Port Authority (Constellation Schools); Series 2014 A, Ref. & Improvement Lease RB (f)	6.50%	01/01/34	1,150	1,225,417
Cuyahoga (County of) (Eliza Jennings Senior Care Network); Series 2007 A, Health Care & Independent Living Facilities RB	5.75%	05/15/27	450	463,820
Franklin (County of) (OhioHealth Corp.); Series 2011 A, Hospital Facilities RB (c)	5.00%	11/15/36	3,685	4,051,436
Hancock (County of) (Blanchard Valley Regional Health Center); Series 2011 A, Hospital Facilities RB	6.25%	12/01/34	1,200	1,395,888
Lorain (County of) (Catholic Healthcare Partners); Series 2003 C-1, Ref. Hospital Facilities RB (INS-AGM) (b)(c)	5.00%	04/01/24	4,800	5,307,648
Series 2006 A, Hospital Facilities RB (INS-AGM) (b)(c)	5.00%	02/01/24	4,500	4,975,605
Series 2006 B, Hospital Facilities RB (INS-AGM) (b)(c)	5.00%	02/01/24	4,525	5,003,564
Lucas (County of) (ProMedica Healthcare); Series 2011 A, Hospital RB	6.50%	11/15/37	3,500	4,312,910
Montgomery (County of) (Catholic Health Initiatives); Series 2006 C-1, RB (INS-AGM) (b)(c)	5.00%	10/01/41	1,625	1,721,346
Ohio (State of) (Cleveland Clinic Health System Obligated Group); Series 2009 B, Hospital RB (c)	5.00%	01/01/27	4,000	4,471,640
Ohio (State of) Air Quality Development Authority (Dayton Power); Series 2006, RB (INS-BHAC) (b)(c)(g)	4.80%	09/01/36	8,000	8,151,440

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Ohio–(continued)

Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.); Series 2009 C, Ref. PCR	5.63%	06/01/18	$4,300	$4,784,610
Ohio (State of) Higher Educational Facility Commission (Summa Health System); Series 2010, Hospital Facilities RB	5.75%	11/15/35	2,390	2,654,047
Ohio (State of) Higher Educational Facility Commission (University Hospitals Health System, Inc.); Series 2009 A, Hospital RB (d)(e)	6.75%	01/15/15	3,000	3,025,980
Ohio (State of) Housing Finance Agency (Mortgage-Backed Securities Program); Series 2008 F, Residential Mortgage RB (CEP-GNMA) (c)	5.50%	09/01/39	69	69,061
Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR (e)	5.88%	06/01/16	3,610	3,870,064
Series 2010 C, Ref. PCR (e)	4.00%	06/03/19	2,650	2,812,843
				62,265,431

Pennsylvania–2.13%

Allegheny (County of) Higher Education Building Authority (Duquesne University); Series 2011 A, University RB	5.50%	03/01/28	1,500	1,705,575
Delaware River Port Authority; Series 2010 D, RB	5.00%	01/01/35	1,450	1,612,371
Series 2010 D, RB	5.00%	01/01/40	1,500	1,654,725
Franklin (County of) Industrial Development Authority (Chambersburg Hospital); Series 2010, RB	5.38%	07/01/42	2,900	3,204,877
Pennsylvania (State of) Turnpike Commission; Series 2009 A, Sub. RB (INS-AGC) (b)	5.00%	06/01/39	1,825	1,987,316
Subseries 2010 B-2, Sub. Conv. CAB RB (j)	5.75%	12/01/28	3,450	3,733,279
Subseries 2010 B-2, Sub. Conv. CAB RB (j)	6.00%	12/01/34	2,100	2,259,222
Subseries 2014 A-2, Sub. Conv. CAB RB (j)	5.13%	12/01/39	1,000	682,050
				16,839,415

Puerto Rico–0.26%

Puerto Rico Sales Tax Financing Corp.; First Subseries 2010 C, RB	5.25%	08/01/41	2,875	2,096,766

South Carolina–3.22%

Berkeley County School District (Berkeley School Facilities Group Inc.); Series 1995, COP (d)	5.25%	02/01/16	1,280	1,331,251
Charleston Educational Excellence Finance Corp. (Charleston County School District); Series 2005, Installment Purchase RB (c)(d)(e)	5.25%	12/01/15	13,500	14,186,611
South Carolina (State of) Jobs-Economic Development Authority (AnMed Health); Series 2009 B, Ref. & Improvement Hospital RB (INS-AGC) (b)	5.50%	02/01/38	1,000	1,128,990
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. Hospital RB	5.25%	08/01/30	1,600	1,818,112
South Carolina (State of) Jobs-Economic Development Authority (The Woodlands at Furman); Series 2012, Ref. RB	6.00%	11/15/32	535	504,977
Series 2012, Ref. Sub. CAB RB (h)	0.00%	11/15/47	229	13,520
South Carolina (State of) Jobs-Economic Development Authority (Wesley Commons); Series 2006, Ref. First Mortgage Health Facilities RB	5.30%	10/01/36	1,400	1,403,374
South Carolina (State of) Public Service Authority (Santee Cooper); Series 2010 B, Ref. RB (c)	5.00%	01/01/33	4,500	5,068,620
				25,455,455

Tennessee–1.67%

Chattanooga (City of) Health, Educational & Housing Facility Board (Community Development Financial Institution Phase I LLC); Series 2005 A, Ref. Sr. RB	5.13%	10/01/35	4,345	4,380,498
Johnson City (City of) Health & Educational Facilities Board (Mountain States Health Alliance); Series 2006 A, First Mortgage Hospital RB	5.50%	07/01/36	3,620	3,783,407
Shelby (County of) Health, Educational & Housing Facilities Board (Methodist Healthcare); Series 2004 B, Ref. RB (INS-BHAC) (b)(c)	5.25%	09/01/27	4,550	5,051,365
				13,215,270

Texas–19.63%

Alliance Airport Authority, Inc. (Federal Express Corp.); Series 2006, Ref. Special Facilities RB (g)	4.85%	04/01/21	2,375	2,456,272
Austin (City of); Series 2012, Ref. Water & Wastewater System RB	5.00%	11/15/42	1,750	1,971,847

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

Series 2013 A, Ref. Water & Wastewater System RB	5.00%	11/15/43	$1,000	$1,124,240
Dallas (City of) (Civic Center Convention Complex); Series 2009, Ref. & Improvement RB (INS-AGC) (b)	5.00%	08/15/18	1,875	2,115,900
Series 2009, Ref. & Improvement RB (INS-AGC) (b)	5.00%	08/15/19	2,200	2,516,778
Dallas (County of) Flood Control District No. 1; Series 2002, Ref. Unlimited Tax GO Bonds	6.75%	04/01/16	390	391,572
Dallas-Fort Worth (Cities of) International Airport; Series 2012 G, Ref. RB	5.00%	11/01/35	3,525	3,914,724
Series 2013 A, Joint Improvement RB (g)	5.00%	11/01/30	1,700	1,910,766
Series 2014 A, Ref. RB (g)	5.25%	11/01/26	1,000	1,192,560
El Paso (County of) Hospital District; Series 2008 A, Limited Tax GO Bonds (INS-AGC) (b)(c)	5.00%	08/15/37	7,960	8,792,536
Harris (County of); Series 2009 A, Sr. Lien Toll Road RB (c)	5.00%	08/15/32	1,000	1,130,460
Harris County Health Facilities Development Corp. (Memorial Hermann Healthcare System); Series 2008 B, Ref. RB (d)(e)	7.25%	12/01/18	1,200	1,495,728
Harris County Industrial Development Corp. (Deer Park Refining Limited Partnership); Series 2006, Solid Waste Disposal RB	5.00%	02/01/23	1,550	1,723,244
Houston (City of); Series 2007 A, Ref. First Lien Combined Utility System RB (INS-AGM) (b)(c)	5.00%	11/15/36	12,800	14,016,380
Series 2011 D, First Lien Combined Utility System RB (c)	5.00%	11/15/31	1,215	1,413,081
Series 2011 D, First Lien Combined Utility System RB (c)	5.00%	11/15/33	3,120	3,573,180
Judson Independent School District; Series 2008, School Building Unlimited Tax GO Bonds (INS-AGC) (b)(c)	5.00%	02/01/37	5,025	5,384,639
Lower Colorado River Authority (LCRA Transmissions Services Corp.); Series 2011 A, Ref. RB	5.00%	05/15/41	2,100	2,290,302
Lower Colorado River Authority; Series 2012 A, Ref. RB (d)(e)	5.00%	05/15/22	5	6,068
Series 2012 A, Ref. RB	5.00%	05/15/30	2,390	2,713,486
Lufkin Health Facilities Development Corp. (Memorial Health System of East Texas); Series 2007, RB (d)(e)	5.50%	02/15/17	1,650	1,778,320
Series 2009, Ref. & Improvement RB (d)(e)	6.25%	02/15/19	1,450	1,654,581
North Texas Tollway Authority; Series 2008 B, Ref. First Tier System RB	5.63%	01/01/28	1,000	1,103,540
Series 2008 B, Ref. First Tier System RB	6.00%	01/01/26	1,000	1,128,470
Series 2008 B, Ref. First Tier System RB	6.00%	01/01/27	1,420	1,607,937
Series 2008 F, Ref. Second Tier System RB	5.75%	01/01/33	4,300	4,769,388
Series 2011 A, Special Projects System RB (c)	5.50%	09/01/36	4,365	5,155,414
San Antonio (City of); Series 2013, Jr. Lien Electric & Gas Systems RB	5.00%	02/01/38	2,695	3,036,241
Southwest Higher Education Authority, Inc. (Southern Methodist University); Series 2010, RB	5.00%	10/01/35	1,250	1,435,113
Tarrant (County of) Regional Water District; Series 2012, Ref. & Improvement RB	5.00%	03/01/37	5,000	5,652,900
Series 2012, Ref. & Improvement RB	5.00%	03/01/42	6,050	6,777,149
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.); Series 2007, Retirement Facility RB	5.63%	11/15/27	1,000	1,033,110
Series 2007, Retirement Facility RB	5.75%	11/15/37	825	845,138
Tarrant County Cultural Education Facilities Finance Corp. (Buckner Retirement Services, Inc.); Series 2007, Retirement Facility RB	5.25%	11/15/37	7,000	7,454,650
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2007, Retirement Facility RB	5.75%	02/15/25	650	668,135
Tarrant County Cultural Education Facilities Finance Corp. (CHRISTUS Health); Series 2008 A, Ref. RB (INS-AGC) (b)	6.25%	07/01/28	4,900	5,615,449
Texas (State of) Transportation Commission; Series 2008, Mobility Fund Unlimited Tax GO Bonds (c)	5.00%	04/01/28	8,700	9,749,220
Series 2012 A, Ref. First Tier Turnpike System RB	5.00%	08/15/41	3,780	4,081,909
Texas (State of) Turnpike Authority (Central Texas Turnpike System); Series 2002, CAB RB (INS-AMBAC) (b)(h)	0.00%	08/15/29	5,000	2,085,550
Texas A&M University System Board of Regents; Series 2009 A, Financing System RB	5.00%	05/15/28	4,000	4,550,960
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, Sr. Lien Gas Supply RB	6.25%	12/15/26	5,970	7,347,160
Texas Municipal Gas Acquisition & Supply Corp. III; Series 2012, Gas Supply RB	5.00%	12/15/27	1,500	1,664,355
Series 2012, Gas Supply RB	5.00%	12/15/28	1,410	1,559,277
Series 2012, Gas Supply RB	5.00%	12/15/29	1,325	1,460,389

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

Series 2012, Gas Supply RB	5.00%	12/15/31	$4,860	$5,317,423
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC North Tarrant Express Management Lanes); Series 2009, Sr. Lien RB	6.88%	12/31/39	2,000	2,368,040
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC); Series 2013, Sr. Lien RB (g)	7.00%	12/31/38	1,500	1,862,865
Tyler Health Facilities Development Corp. (East Texas Medical Center Regional Healthcare System); Series 2007 A, Ref. & Improvement Hospital RB	5.38%	11/01/37	3,285	3,442,614
				155,339,060

Utah–2.18%

University of Utah; Series 2013 A, RB (c)	5.00%	08/01/43	14,235	16,133,095
Utah (State of) Charter School Finance Authority (Summit Academy); Series 2007 A, Charter School RB	5.80%	06/15/38	1,100	1,137,488
				17,270,583

Virgin Islands–0.39%

Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2010 A, Sr. Lien RB	5.00%	10/01/25	2,775	3,104,171

Virginia–1.30%
Tobacco Settlement Financing Corp.; Series 2005, Asset-Backed RB (d)	5.50%	06/01/26	385	395,518
Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC); Series 2012, Sr. Lien RB (g)	5.50%	01/01/42	3,650	3,972,623
Series 2012, Sr. Lien RB (g)	6.00%	01/01/37	1,000	1,137,860
Virginia (State of) Small Business Financing Authority (Express Lanes, LLC); Series 2012, Sr. Lien RB (g)	5.00%	07/01/34	3,605	3,814,162
White Oak Village Shops Community Development Authority; Series 2007, Special Assessment RB	5.30%	03/01/17	895	947,170
				10,267,333

Washington–4.10%

Chelan (County of) Public Utility District No. 1; Series 2011 A, Ref. Consolidated RB (g)	5.50%	07/01/25	1,080	1,252,984
Series 2011 A, Ref. Consolidated RB (g)	5.50%	07/01/26	1,175	1,355,186
Kalispel Tribe of Indians; Series 2008, RB	6.63%	01/01/28	1,950	1,899,183
Washington (State of) (SR 520 Corridor Program - Toll Revenue); Series 2011 C, Motor Vehicle Fuel Unlimited Tax GO Bonds (c)	5.00%	06/01/32	2,000	2,308,080
Series 2011 C, Motor Vehicle Fuel Unlimited Tax GO Bonds (c)	5.00%	06/01/41	13,370	14,911,026
Washington (State of) Health Care Facilities Authority (Catholic Health Initiatives); Series 2011 A, RB (c)	5.00%	02/01/41	3,495	3,749,576
Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2011 A, RB (d)(e)	6.25%	05/15/21	1,525	1,957,475
Washington (State of) Housing Finance Commission (Wesley Homes); Series 2008, Non-Profit CR RB (f)	6.00%	01/01/27	2,325	2,464,430
Washington (State of) Tobacco Settlement Authority; Series 2013, Ref. RB	5.25%	06/01/33	2,250	2,527,740
				32,425,680

West Virginia–1.08%

Ohio (County of) (Fort Henry Centre Financing District); Series 2007 A, Tax Increment Allocation RB	5.63%	06/01/22	250	261,487
Pleasants (County of) Commission (Allegheny Energy Supply Co., LLC Pleasants Station); Series 2007 F, Ref. PCR	5.25%	10/15/37	1,290	1,342,309
West Virginia (State of) Hospital Finance Authority (Thomas Health System); Series 2008, RB	6.00%	10/01/20	1,500	1,617,390
Series 2008, RB	6.25%	10/01/23	1,695	1,798,158
West Virginia (State of) Hospital Finance Authority (West Virginia United Health System Obligated Group); Series 2009 C, Ref. & Improvement RB	5.50%	06/01/34	1,630	1,813,359
Series 2009 C, Ref. & Improvement RB	5.50%	06/01/39	1,535	1,696,037
				8,528,740

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Wisconsin–1.29%

Southeast Wisconsin Professional Baseball Park District; Series 1998 A, Ref. Sales Tax RB (d)	5.50%	12/15/20	$2,000	$2,449,580
Superior (City of) (Superior Water, Light & Power Co.); Series 2007 A, Ref. Collateralized Utility RB (g)	5.38%	11/01/21	700	750,911
Series 2007 B, Collateralized Utility RB (g)	5.75%	11/01/37	625	656,031
Wisconsin (State of) Health & Educational Facilities Authority (Aurora Health Care, Inc.); Series 2009 B, RB (e)	5.13%	08/15/16	1,400	1,508,794
Wisconsin (State of) Health & Educational Facilities Authority (Prohealth Care, Inc. Obligated Group); Series 2009, RB	6.63%	02/15/39	1,825	2,127,001
Wisconsin (State of) Housing & Economic Development Authority; Series 2008 A, Home Ownership RB (c)(g)	5.30%	09/01/23	839	883,677
Wisconsin (State of); Series 2009 A, General Fund Annual Appropriation RB	5.38%	05/01/25	1,545	1,800,188
				10,176,182

Wyoming–0.53%

Sweetwater (County of) (FMC Corp.); Series 2005, Ref. Solid Waste Disposal RB (g)	5.60%	12/01/35	2,000	2,037,260
Sweetwater (County of) (Idaho Power Co.); Series 2006, Ref. PCR	5.25%	07/15/26	1,850	2,133,031
				4,170,291
TOTAL INVESTMENTS(l)–165.73% (Cost $1,208,273,818)				1,311,387,867

FLOATING RATE NOTE OBLIGATIONS–(33.06)%

Notes with interest and fee rates ranging from 0.53% to 0.84% at 11/30/14 and contractual maturities of collateral ranging from 06/01/22 to 10/01/52 (See Note 1D)(m)				(261,560,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(34.54)%				(273,300,000)
OTHER ASSETS LESS LIABILITIES–1.86%				14,741,289
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$791,269,156

Investment Abbreviations:

ACA	— ACA Financial Guaranty Corp.	INS	— Insurer
AGC	— Assured Guaranty Corp.	Jr.	— Junior
AGM	— Assured Guaranty Municipal Corp.	MFH	— Multi-Family Housing
AMBAC	— American Municipal Bond Assurance Corp.	NATL	— National Public Finance Guarantee Corp.
BHAC	— Berkshire Hathaway Assurance Corp.	PCR	— Pollution Control Revenue Bonds
CAB	— Capital Appreciation Bonds	PILOT	— Payment-in-Lieu-of-Tax
CEP	— Credit Enhancement Provider	RAC	— Revenue Anticipation Certificates
Conv.	— Convertible	RB	— Revenue Bonds
COP	— Certificates of Participation	Ref.	— Refunding
CR	— Custodial Receipts	Sec.	— Secured
GNMA	— Government National Mortgage Association	Sr.	— Senior
GO	— General Obligation	Sub.	— Subordinated
IDR	— Industrial Development Revenue Bonds	TEMPS	— Tax-Exempt Mandatory Paydown Securities

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.

(b)	Principal and/or interest payments are secured by the bond insurance company listed.

(c)	Underlying security related to Dealer Trusts entered into by the Trust. See Note 1D.

(d)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(f)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2014 was $23,077,303, which represented 2.92% of the Trust’s Net Assets.

(g)	Security subject to the alternative minimum tax.

(h)	Zero coupon bond issued at a discount.

(i)

Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at November 30, 2014 was $1,090,682, which represented less than 1% of the Trust’s Net Assets.

(j)	Convertible CAB. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.

(k)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2014.

(l)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Assured Guaranty Corp.	6.1%
Assured Guaranty Municipal Corp.	6.0

(m)

Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2014. At November 30, 2014, the Trust’s investments with a value of $466,122,054 are held by Dealer Trusts and serve as collateral for the $261,560,000 in the floating rate note obligations outstanding at that date.

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2014

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Trust’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

Invesco Trust for Investment Grade Municipals

D.

Floating Rate Note Obligations – The Trust invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Trust. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts.

Recently published final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds.” These rules may preclude banking entities from sponsoring and/or providing services for existing TOB trust programs. There can be no assurances that TOB trusts can be restructured substantially similar to their present form, that new sponsors of TOB trusts would begin providing these services, or that alternative forms of leverage will be available to the Trust in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Trust, and may adversely affect the Trust’s net asset value, distribution rate and ability to achieve its investment objective. The ultimate impact of these rules on the TOBs market and the municipal market generally is not yet certain.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.

The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts a component of Interest, facilities and maintenance fees on the Statement of Operations.

The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Trust, the Trust will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Trust could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.

E.

Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Trust’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

Invesco Trust for Investment Grade Municipals

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	–

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of November 30, 2014, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the nine months ended November 30, 2014 was $145,281,586 and $102,792,252, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$106,806,407
Aggregate unrealized (depreciation) of investment securities	(5,445,617)
Net unrealized appreciation of investment securities	$101,360,790
Cost of investments for tax purposes is $1,210,027,077.

Invesco Trust for Investment Grade Municipals

Item 2.	Controls and Procedures.

(a)	As of November 21, 2014, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of November 21, 2014, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    Invesco Trust for Investment Grade Municipals

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	January 29, 2015

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	January 29, 2015

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	January 29, 2015

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.